DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 31, 2022	Jul. 20, 2022	Jan. 31, 2023	Jan. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total undiscounted payments	$ 2,514,805
Deposit liability			$ 175,000
Mortgage maturity term			20 years
Interest rate			4.50%
Interest rate terms			interest rates ranging from 5.59% to 19.9% with payments made monthly
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of inventory			$ 5,851	$ 1,093,308
Impairment of right-of-use assets			183,745	0
Recoverable amount			0
Provision for expected credit losses			218,425	111,616
Cost of sales		$ 357,540	357,540	1,602,257
Revenue		$ 357,540	$ 357,540	$ 1,128,403